Related Party Transactions - Transactions with Management and Directors (Details)	6 Months Ended
Jun. 30, 2023
TSSI | KNOT.
Related Party Transaction
Percentage ownership in joint venture	50.00%
NYK | KNOT.
Related Party Transaction
Percentage ownership in joint venture	50.00%
Seglem Holding AS | TSSI
Related Party Transaction
Ownership percentage acquired	100.00%